UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	1.18%
Actual		$ 1,000.00	$ 919.80	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91
Class T	1.20%
Actual		$ 1,000.00	$ 919.40	$ 5.71
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class B	1.90%
Actual		$ 1,000.00	$ 916.70	$ 9.03
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.93%
Actual		$ 1,000.00	$ 916.20	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Institutional Class	.89%
Actual		$ 1,000.00	$ 921.00	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	10.9	13.2
Mexico	7.6	6.6
Russia	5.8	5.0
Netherlands	5.1	3.3
Indonesia	4.6	3.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Petroleos de Venezuela SA	6.5	6.1
Russian Federation	5.5	4.8
Petroleos Mexicanos	4.4	2.4
Venezuelan Republic	4.4	7.1
Turkish Republic	3.4	7.6
	24.2
Asset Allocation (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
Corporate Bonds 36.5%	Corporate Bonds 28.1%
Government Obligations 54.2%	Government Obligations 58.1%
Stocks 0.1%	Stocks 0.5%
Preferred Securities 0.4%	Preferred Securities 0.2%
Investment Companies 1.8%	Investment Companies 3.3%
Short-Term Investments and Net Other Assets (Liabilities) 7.0%	Short-Term Investments and Net Other Assets (Liabilities) 9.8%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.5%
		Principal Amount (d)	Value
Bahamas (Nassau) - 0.1%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (g)		$ 1,495,000	$ 1,495,000
Bailiwick of Jersey - 0.2%
Polyus Gold International Ltd. 5.625% 4/29/20 (g)		4,730,000	4,493,500
Brazil - 0.8%
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (g)		7,295,000	7,951,550
Brasil Foods SA 7.75% 5/22/18 (g)	BRL	5,035,000	1,951,857
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (g)		6,980,000	7,294,100
TOTAL BRAZIL			17,197,507
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	4,795,000	2,154,296
Magnesita Finance Ltd. 8.625% (g)(h)		5,000,000	4,950,000
TOTAL BRITISH VIRGIN ISLANDS			7,104,296
Canada - 0.3%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		6,290,000	6,667,400
Cayman Islands - 3.2%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (g)		2,400,000	2,532,000
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)		18,160,000	18,886,400
Odebrecht Finance Ltd. 7.5% (g)(h)		11,871,000	11,752,290
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,595,000	5,621,263
5.75% 1/20/20		3,075,000	3,199,162
6.75% 1/27/41		12,655,000	12,598,053
8.375% 12/10/18		9,781,000	11,573,368
TOTAL CAYMAN ISLANDS			66,162,536
Chile - 0.3%
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)		5,440,000	5,517,515
Costa Rica - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (g)		2,189,000	2,298,450
Georgia - 1.0%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		10,765,000	11,195,600
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		6,265,000	6,233,675
JSC Georgian Railway 7.75% 7/11/22 (g)		2,385,000	2,575,800
TOTAL GEORGIA			20,005,075
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Hungary - 0.1%
Magyar Export-Import Bank 5.5% 2/12/18 (g)		$ 1,895,000	$ 1,871,313
Indonesia - 1.6%
Indonesia Eximbank 3.75% 4/26/17 (Reg. S)		4,110,000	4,048,350
PT Adaro Indonesia 7.625% 10/22/19 (g)		3,355,000	3,522,750
PT Pertamina Persero:
4.3% 5/20/23 (g)		6,275,000	5,773,000
4.875% 5/3/22 (g)		6,390,000	6,118,425
5.25% 5/23/21 (g)		3,890,000	3,851,100
6% 5/3/42 (g)		5,115,000	4,782,525
6.5% 5/27/41 (g)		1,791,000	1,728,315
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		2,120,000	2,077,600
TOTAL INDONESIA			31,902,065
Ireland - 1.7%
CBOM Finance PLC 8.25% 8/5/14		3,460,000	3,577,640
MTS International Funding Ltd. 5% 5/30/23 (g)		2,810,000	2,690,575
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		6,110,000	6,323,850
SCF Capital Ltd. 5.375% 10/27/17 (g)		7,930,000	7,692,100
Vnesheconombank Via VEB Finance PLC:
5.45% 11/22/17 (g)		2,110,000	2,196,932
6.025% 7/5/22 (g)		3,660,000	3,765,042
6.8% 11/22/25 (g)		3,330,000	3,558,771
6.902% 7/9/20 (g)		4,760,000	5,224,100
TOTAL IRELAND			35,029,010
Israel - 0.7%
Israel Electric Corp. Ltd.:
5.625% 6/21/18 (g)		3,960,000	4,068,900
6.7% 2/10/17 (g)		9,030,000	9,481,500
TOTAL ISRAEL			13,550,400
Kazakhstan - 1.9%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		5,045,000	4,439,600
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		2,105,000	1,926,075
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		4,970,000	4,567,927
5.75% 4/30/43 (g)		9,940,000	8,777,020
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Kazakhstan - continued
KazMunaiGaz Finance Sub BV 7% 5/5/20 (g)		$ 6,370,000	$ 7,198,100
Zhaikmunai International BV 7.125% 11/13/19 (g)		12,320,000	12,320,000
TOTAL KAZAKHSTAN			39,228,722
Luxembourg - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		2,895,000	3,010,800
Cosan Luxembourg SA 9.5% 3/14/18 (g)	BRL	13,290,000	5,665,679
EVRAZ Group SA 6.5% 4/22/20 (g)		3,705,000	3,343,763
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Issued by Gazprom OAO for Gaz Capital SA) (g)		2,720,000	2,943,040
9.25% 4/23/19 (g)		2,640,000	3,194,400
OJSC Russian Agricultural Bank 6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		3,580,000	3,785,850
RSHB Capital SA:
5.298% 12/27/17 (g)		13,435,000	13,686,235
6% 6/3/21 (g)(i)		2,365,000	2,344,188
TOTAL LUXEMBOURG			37,973,955
Mexico - 5.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	262,600,000	19,358,402
Comision Federal de Electricid 4.875% 5/26/21 (g)		2,645,000	2,697,900
Petroleos Mexicanos:
3.5% 1/30/23 (g)		3,500,000	3,228,750
4.875% 1/24/22		18,975,000	19,259,625
5.5% 1/21/21		8,625,000	9,241,688
5.5% 6/27/44		12,245,000	11,051,113
5.5% 6/27/44 (g)		4,550,000	4,101,825
6% 3/5/20		6,015,000	6,646,575
6.5% 6/2/41		8,935,000	9,225,388
6.625% (g)(h)		10,485,000	10,668,488
8% 5/3/19		13,730,000	16,750,600
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		2,780,000	2,925,950
TOTAL MEXICO			115,156,304
Netherlands - 4.9%
Access Finance BV 7.25% 7/25/17 (g)		4,855,000	4,782,175
Bulgaria Steel Finance BV 12% 5/4/49 unit (c)	EUR	600,000	7,810
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		3,335,000	3,518,425
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,904,000	4,196,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (g)		$ 2,445,000	$ 2,658,938
6.95% 7/10/42 (g)		2,440,000	2,479,772
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		5,615,000	6,064,200
9.125% 7/2/18 (g)		5,865,000	7,008,675
11.75% 1/23/15 (g)		11,065,000	12,531,113
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,930,000	2,123,000
7.75% 1/20/20 (g)		4,750,000	5,272,500
7.875% 6/29/37 (Reg. S)		2,065,000	2,395,400
8% 8/7/19 (g)		3,865,000	4,348,125
Petrobras Global Finance BV:
2.4141% 1/15/19 (i)		33,620,000	32,745,880
4.375% 5/20/23		3,815,000	3,477,754
VimpelCom Holdings BV:
5.2% 2/13/19 (g)		4,400,000	4,268,000
9% 2/13/18 (g)	RUB	106,100,000	3,204,999
TOTAL NETHERLANDS			101,083,566
Paraguay - 0.2%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		3,140,000	3,234,200
Peru - 0.5%
Alicorp SA 3.875% 3/20/23 (g)		2,435,000	2,252,375
Corporacion Azucarera del Peru SA 6.375% 8/2/22 (g)		2,530,000	2,466,750
Corporacion Lindley SA 4.625% 4/12/23 (g)		1,985,000	1,855,975
Gas Nat de Lima Y Callao SA 4.375% 4/1/23 (g)		2,445,000	2,212,725
Transportadora de Gas Del Peru 4.25% 4/30/28 (g)		2,480,000	2,219,600
TOTAL PERU			11,007,425
Philippines - 0.5%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		3,751,000	4,444,935
7.39% 12/2/24 (g)		4,300,000	5,203,000
TOTAL PHILIPPINES			9,647,935
Russia - 0.3%
Far Eastern Shipping Co. 8% 5/2/18 (g)		3,745,000	3,398,588
MTS International Funding Ltd. 8.625% 6/22/20 (g)		2,620,000	3,078,500
TOTAL RUSSIA			6,477,088
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
South Africa - 0.4%
Eskom Holdings Ltd. 5.75% 1/26/21 (Reg. S)		$ 7,480,000	$ 7,405,200
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (g)		5,195,000	5,337,863
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		5,830,000	7,258,350
Turkey - 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S 3.375% 11/1/22 (g)		1,310,000	1,159,350
Arcelik A/S 5% 4/3/23 (g)		8,585,000	7,726,500
TOTAL TURKEY			8,885,850
Ukraine - 0.2%
Ukraine Financing of Infrastructure Projects State Enterprise 9% 12/7/17 (g)		3,610,000	3,357,300
United Kingdom - 0.6%
Afren PLC 11.5% 2/1/16 (g)		1,520,000	1,672,000
Biz Finance PLC:
8.375% 4/27/15 (Reg. S)		2,505,000	2,423,588
8.75% 1/22/18 (State Export-Import Bank of Ukraine JSC for Biz Finance PLC)(Reg. S)		2,430,000	2,162,700
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		3,260,000	3,048,100
Shortline PLC 9.5% 5/21/18 (g)		2,510,000	2,290,375
TOTAL UNITED KINGDOM			11,596,763
United States of America - 1.6%
Pemex Project Funding Master Trust:
5.75% 3/1/18		1,310,000	1,444,275
6.625% 6/15/35		13,665,000	14,484,900
6.625% 6/15/38		1,905,000	1,995,488
8.625% 2/1/22		8,763,000	10,406,063
Severstal Columbus LLC 10.25% 2/15/18		3,725,000	3,939,188
TOTAL UNITED STATES OF AMERICA			32,269,914
Venezuela - 6.5%
Petroleos de Venezuela SA:
4.9% 10/28/14		36,660,000	34,277,100
5.25% 4/12/17		10,900,000	8,758,150
5.375% 4/12/27		12,040,000	7,224,000
5.5% 4/12/37		6,215,000	3,589,163
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (g)		$ 64,935,000	$ 59,090,850
9% 11/17/21 (Reg. S)		13,550,000	11,382,000
9.75% 5/17/35 (g)		7,205,000	5,691,950
12.75% 2/17/22 (g)		3,320,000	3,344,900
TOTAL VENEZUELA			133,358,113
TOTAL NONCONVERTIBLE BONDS (Cost $766,704,158)			746,572,615
Government Obligations - 55.3%

Argentina - 0.3%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,669,351	2,054,836
2.5% 12/31/38 (e)		3,965,000	1,278,713
7% 10/3/15		2,645,000	2,241,638
8.75% 6/2/17		1,595,000	1,208,213
TOTAL ARGENTINA			6,783,400
Aruba - 0.3%
Aruba Government 4.625% 9/14/23 (g)		5,970,000	5,611,800
Azerbaijan - 0.3%
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		3,710,000	3,357,550
5.45% 2/9/17 (Reg. S)		3,600,000	3,708,000
TOTAL AZERBAIJAN			7,065,550
Bahamas (Nassau) - 0.3%
Bahamian Republic 6.95% 11/20/29 (g)		4,635,000	5,330,250
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (g)		5,982,000	5,982,000
7.25% 12/15/21 (g)		3,982,000	4,021,820
TOTAL BARBADOS			10,003,820
Government Obligations - continued
		Principal Amount (d)	Value
Belarus - 1.3%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 19,070,000	$ 18,974,650
8.95% 1/26/18		8,510,000	8,488,725
TOTAL BELARUS			27,463,375
Belize - 0.1%
Belize Government 5% 2/20/38 (e)(g)		3,696,600	2,217,960
Bermuda - 0.6%
Bermuda Government:
4.138% 1/3/23 (g)		4,840,000	4,682,700
5.603% 7/20/20 (g)		6,303,000	6,759,968
TOTAL BERMUDA			11,442,668
Bolivia - 0.1%
Plurinational State of Bolivia 4.875% 10/29/22 (g)		2,070,000	1,914,750
Brazil - 1.6%
Brazilian Federative Republic:
5.625% 1/7/41		2,505,000	2,486,213
8.25% 1/20/34		3,730,000	4,942,250
10.125% 5/15/27		7,760,000	12,086,200
12.25% 3/6/30		7,340,000	12,569,750
TOTAL BRAZIL			32,084,413
Cayman Islands - 0.3%
Cayman Island Government 5.95% 11/24/19 (g)		5,530,000	6,083,000
Colombia - 1.1%
Colombian Republic:
4.375% 7/12/21		5,220,000	5,415,750
6.125% 1/18/41		1,940,000	2,153,400
7.375% 9/18/37		4,410,000	5,578,650
8.125% 5/21/24		2,130,000	2,769,000
11.75% 2/25/20		4,793,000	7,057,693
TOTAL COLOMBIA			22,974,493
Congo - 0.9%
Congo Republic 3% 6/30/29 (e)		20,526,688	17,447,685
Costa Rica - 0.7%
Costa Rican Republic:
(Reg.S) 8.28% 3/19/14	CRC	1,829,180,000	3,725,160
4.25% 1/26/23 (g)		5,520,000	5,064,600
Government Obligations - continued
		Principal Amount (d)	Value
Costa Rica - continued
Costa Rican Republic: - continued
4.375% 4/30/25 (g)		$ 2,850,000	$ 2,607,750
5.625% 4/30/43 (g)		2,355,000	2,166,600
TOTAL COSTA RICA			13,564,110
Croatia - 1.4%
Croatia Republic:
5.5% 4/4/23 (g)		6,300,000	6,111,000
6.25% 4/27/17 (g)		13,680,000	14,312,016
6.625% 7/14/20 (g)		7,825,000	8,255,375
TOTAL CROATIA			28,678,391
Dominican Republic - 1.0%
Dominican Republic:
5.875% 4/18/24 (g)		12,210,000	11,782,650
7.5% 5/6/21 (g)		3,185,000	3,423,875
9.04% 1/23/18 (g)		4,153,312	4,506,344
TOTAL DOMINICAN REPUBLIC			19,712,869
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (g)		3,135,000	3,229,050
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (g)		3,440,000	3,680,800
Guatemala - 0.3%
Guatemalan Republic:
4.875% 2/13/28 (g)		2,905,000	2,614,500
5.75% 6/6/22 (g)		4,230,000	4,230,000
TOTAL GUATEMALA			6,844,500
Honduras - 0.1%
Republic of Honduras 7.5% 3/15/24 (g)		2,920,000	2,569,600
Hungary - 1.8%
Hungarian Republic:
4.125% 2/19/18		5,209,000	5,059,241
4.75% 2/3/15		5,630,000	5,714,450
5.375% 2/21/23		6,578,000	6,331,325
6.25% 1/29/20		5,224,000	5,459,080
6.375% 3/29/21		8,479,000	8,818,160
7.625% 3/29/41		5,828,000	6,084,432
TOTAL HUNGARY			37,466,688
Government Obligations - continued
		Principal Amount (d)	Value
Iceland - 0.8%
Republic of Iceland:
4.875% 6/16/16 (g)		$ 5,520,000	$ 5,727,000
5.875% 5/11/22 (g)		10,605,000	11,294,325
TOTAL ICELAND			17,021,325
Indonesia - 3.0%
Indonesian Republic:
3.375% 4/15/23 (g)		7,445,000	6,644,663
3.75% 4/25/22 (g)		4,550,000	4,220,125
4.875% 5/5/21 (g)		13,510,000	13,847,750
5.875% 3/13/20 (g)		8,000,000	8,620,000
6.875% 1/17/18 (g)		3,275,000	3,676,188
7.75% 1/17/38 (g)		2,950,000	3,643,250
8.5% 10/12/35 (g)		6,355,000	8,325,050
11.625% 3/4/19 (g)		8,745,000	11,893,200
TOTAL INDONESIA			60,870,226
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		17,660,000	14,481,200
Israel - 0.2%
Israeli State 4.5% 1/30/43		5,190,000	4,606,125
Ivory Coast - 0.7%
Ivory Coast 7.1% 12/31/32 (e)		16,565,000	13,666,125
Jamaica - 0.2%
Jamaican Government:
8% 6/24/19		3,035,000	2,913,600
8% 3/15/39		2,325,000	2,046,000
TOTAL JAMAICA			4,959,600
Jordan - 0.3%
Jordanian Kingdom 3.875% 11/12/15		6,885,000	6,764,513
Latvia - 0.4%
Latvian Republic:
2.75% 1/12/20 (g)		6,015,000	5,571,695
5.25% 6/16/21 (g)		3,300,000	3,506,250
TOTAL LATVIA			9,077,945
Lebanon - 2.7%
Lebanese Republic:
4% 12/31/17		3,834,000	3,718,980
Government Obligations - continued
		Principal Amount (d)	Value
Lebanon - continued
Lebanese Republic: - continued
4.9947% to 5.3554% 8/29/13 to 3/20/14	LBP	21,925,905,000	$ 14,052,777
5.15% 11/12/18		2,345,000	2,239,475
5.45% 11/28/19		15,630,000	14,223,300
6.1% 10/4/22		5,460,000	5,200,650
8.25% 4/12/21 (Reg.S)		2,155,000	2,316,625
8.5% 8/6/15		1,745,000	1,854,063
8.5% 1/19/16 (Reg. S)		2,760,000	2,939,400
9% 3/20/17		2,535,000	2,772,783
11.625% 5/11/16 (Reg. S)		4,345,000	5,083,650
TOTAL LEBANON			54,401,703
Lithuania - 1.0%
Lithuanian Republic:
6.125% 3/9/21 (g)		4,510,000	5,026,666
6.625% 2/1/22 (g)		5,960,000	6,839,100
7.375% 2/11/20 (g)		7,950,000	9,440,625
TOTAL LITHUANIA			21,306,391
Mexico - 2.0%
United Mexican States:
4.75% 3/8/44		5,842,000	5,287,010
5.125% 1/15/20		5,102,000	5,624,955
5.95% 3/19/19		5,734,000	6,562,563
6.05% 1/11/40		5,246,000	5,770,600
6.75% 9/27/34		6,585,000	7,803,225
8.3% 8/15/31		2,330,000	3,192,100
11.5% 5/15/26		3,595,000	5,904,788
TOTAL MEXICO			40,145,241
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (g)		3,665,000	3,243,525
5.5% 12/11/42 (g)		2,725,000	2,275,375
TOTAL MOROCCO			5,518,900
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (g)		2,512,000	2,523,731
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,215,000	3,303,413
Government Obligations - continued
		Principal Amount (d)	Value
Nigeria - 0.6%
Republic of Nigeria:
4% 4/23/15	NGN	232,165,000	$ 1,205,321
6.75% 1/28/21 (g)		1,595,000	1,666,775
10.65% to 12.65% 1/9/14 to 2/6/14	NGN	1,638,945,000	9,337,179
TOTAL NIGERIA			12,209,275
Panama - 0.7%
Panamanian Republic:
4.3% 4/29/53		6,285,000	4,980,863
7.125% 1/29/26		2,870,000	3,508,575
8.875% 9/30/27		3,969,000	5,477,220
TOTAL PANAMA			13,966,658
Peru - 1.0%
Peruvian Republic:
7.35% 7/21/25		6,340,000	8,020,100
8.75% 11/21/33		9,245,000	13,405,250
TOTAL PERU			21,425,350
Philippines - 2.4%
Philippine Republic:
5.5% 3/30/26		3,640,000	4,149,600
6.375% 10/23/34		1,320,000	1,577,400
7.75% 1/14/31		8,055,000	10,552,050
9.5% 2/2/30		8,210,000	12,273,950
10.625% 3/16/25		13,615,000	21,511,700
TOTAL PHILIPPINES			50,064,700
Poland - 0.8%
Polish Government:
3% 3/17/23		7,760,000	7,022,800
5% 3/23/22		8,755,000	9,411,625
TOTAL POLAND			16,434,425
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (g)		6,030,000	5,683,275
6.75% 2/7/22 (g)		9,490,000	10,605,075
TOTAL ROMANIA			16,288,350
Government Obligations - continued
		Principal Amount (d)	Value
Russia - 5.5%
Russian Federation:
5.625% 4/4/42 (g)		$ 9,865,000	$ 10,234,938
7.5% 3/31/30 (Reg. S)		56,322,000	65,755,912
11% 7/24/18 (Reg. S)		7,005,000	9,596,850
12.75% 6/24/28 (Reg. S)		16,049,000	28,085,750
TOTAL RUSSIA			113,673,450
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (g)		2,725,000	2,834,000
Serbia - 1.5%
Republic of Serbia:
4.875% 2/25/20 (g)		4,845,000	4,457,400
5.25% 11/21/17 (g)		7,835,000	7,639,125
6.75% 11/1/24 (g)		13,487,523	13,352,647
7.25% 9/28/21 (g)		5,495,000	5,646,113
TOTAL SERBIA			31,095,285
Slovakia - 0.3%
Slovakia Republic 4.375% 5/21/22 (g)		5,145,000	5,273,625
Slovenia - 2.4%
Republic of Slovenia:
4.75% 5/10/18 (g)		3,645,000	3,453,638
5.5% 10/26/22 (g)		34,280,000	31,366,200
5.85% 5/10/23 (g)		15,375,000	14,183,438
TOTAL SLOVENIA			49,003,276
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		4,195,000	3,943,300
6.25% 10/4/20 (g)		5,160,000	5,056,800
6.25% 7/27/21 (g)		3,625,000	3,552,500
7.4% 1/22/15 (g)		1,810,000	1,900,500
TOTAL SRI LANKA			14,453,100
Tanzania - 0.2%
Tanzania United Republic of 6.4499% 3/8/20 (i)		4,160,000	4,180,800
Turkey - 3.4%
Turkish Republic:
5.125% 3/25/22		3,605,000	3,704,138
5.625% 3/30/21		7,860,000	8,410,200
6.25% 9/26/22		7,575,000	8,389,313
Government Obligations - continued
		Principal Amount (d)	Value
Turkey - continued
Turkish Republic: - continued
6.75% 4/3/18		$ 3,930,000	$ 4,421,250
6.75% 5/30/40		3,995,000	4,444,438
6.875% 3/17/36		6,640,000	7,436,800
7% 6/5/20		7,575,000	8,768,063
7.375% 2/5/25		9,005,000	10,760,975
7.5% 11/7/19		5,240,000	6,183,200
8% 2/14/34		2,185,000	2,742,175
11.875% 1/15/30		2,385,000	4,018,725
TOTAL TURKEY			69,279,277
Ukraine - 3.2%
Ukraine Government:
7.5% 4/17/23 (g)		17,925,000	15,774,000
7.75% 9/23/20 (g)		5,515,000	5,018,650
7.8% 11/28/22 (g)		12,815,000	11,469,425
7.95% 6/4/14 (g)		20,260,000	20,108,050
7.95% 2/23/21 (g)		2,405,000	2,200,575
9.25% 7/24/17 (g)		10,945,000	10,904,504
TOTAL UKRAINE			65,475,204
United States of America - 1.1%
U.S. Treasury Bonds 2.875% 5/15/43		26,455,000	23,445,744
Venezuela - 4.4%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		113,320	2,917,990
5.75% 2/26/16 (Reg S.)		7,205,000	6,340,400
6% 12/9/20		5,770,000	4,183,250
7.65% 4/21/25		5,290,000	3,861,700
7.75% 10/13/19 (Reg. S)		8,615,000	7,085,838
8.25% 10/13/24		10,235,000	7,753,013
8.5% 10/8/14		20,315,000	19,959,488
9% 5/7/23 (Reg. S)		6,630,000	5,469,750
9.25% 5/7/28 (Reg. S)		7,150,000	5,755,750
9.375% 1/13/34		4,590,000	3,717,900
10.75% 9/19/13		7,670,000	7,650,825
11.75% 10/21/26 (Reg. S)		7,515,000	7,064,100
11.95% 8/5/31 (Reg. S)		6,875,000	6,462,500
12.75% 8/23/22		1,590,000	1,617,825
TOTAL VENEZUELA			89,840,329
Government Obligations - continued
		Principal Amount (d)	Value
Vietnam - 0.1%
Vietnamese Socialist Republic 6.75% 1/29/20 (g)		$ 1,670,000	$ 1,770,200
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (g)		2,370,000	2,097,450
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,143,773,720)			1,133,626,108
Common Stocks - 0.1%
	Shares
Colombia - 0.0%
Ecopetrol SA ADR	16,000	672,960
United Kingdom - 0.1%
Bank of Georgia Holdings PLC	44,500	1,130,294
TOTAL COMMON STOCKS (Cost $1,822,516)		1,803,254
Investment Companies - 1.8%

United States of America - 1.8%
iShares MSCI Brazil Index ETF	232,200	10,184,292
iShares MSCI Emerging Markets Index ETF (f)	678,800	26,181,316
TOTAL INVESTMENT COMPANIES (Cost $38,518,364)		36,365,608
Preferred Securities - 0.4%
	Principal Amount (d)
Brazil - 0.4%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 7,990,000	8,368,283
China - 0.0%
Sinochem Group 5% (e)(g)(h)	610,000	551,118
TOTAL PREFERRED SECURITIES (Cost $9,052,896)		8,919,401
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a)	129,655,142	$ 129,655,142
Fidelity Securities Lending Cash Central Fund, 0.13% (a)(b)	16,469,300	16,469,300
TOTAL MONEY MARKET FUNDS (Cost $146,124,442)		146,124,442
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,105,996,096)		2,073,411,428
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(25,005,145)
NET ASSETS - 100%		$ 2,048,406,283
Currency Abbreviations
BRL	-	Brazilian real
CRC	-	Costa Rican colon
EUR	-	European Monetary Unit
LBP	-	Lebanese pound
MXN	-	Mexican peso
NGN	-	Nigerian naira
RUB	-	Russian ruble
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $879,667,644 or 42.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,938
Fidelity Securities Lending Cash Central Fund	68,463
Total	$ 184,401
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 672,960	$ 672,960	$ -	$ -
Financials	1,130,294	1,130,294	-	-
Corporate Bonds	746,572,615	-	746,564,805	7,810
Government Obligations	1,133,626,108	-	1,133,626,108	-
Investment Companies	36,365,608	36,365,608	-	-
Preferred Securities	8,919,401	-	8,919,401	-
Money Market Funds	146,124,442	146,124,442	-	-
Total Investments in Securities:	$ 2,073,411,428	$ 184,293,304	$ 1,889,110,314	$ 7,810
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	1.1%
AAA,AA,A	6.6%
BBB	40.8%
BB	16.0%
B	20.2%
CCC,CC,C	0.4%
Not Rated	5.9%
Equities	2.0%
Short-Term Investments and Net Other Assets	7.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,154,600) - See accompanying schedule: Unaffiliated issuers (cost $1,959,871,654)	$ 1,927,286,986
Fidelity Central Funds (cost $146,124,442)	146,124,442
Total Investments (cost $2,105,996,096)		$ 2,073,411,428
Cash		28,840,574
Receivable for investments sold		9,079,849
Receivable for fund shares sold		4,369,341
Dividends receivable		637,379
Interest receivable		30,160,952
Distributions receivable from Fidelity Central Funds		20,076
Receivable from investment adviser for expense reductions		439
Other receivables		14,504
Total assets		2,146,534,542

Liabilities
Payable for investments purchased	$ 66,459,847
Payable for fund shares redeemed	10,485,090
Distributions payable	2,715,339
Accrued management fee	1,198,236
Distribution and service plan fees payable	303,036
Other affiliated payables	386,774
Other payables and accrued expenses	110,637
Collateral on securities loaned, at value	16,469,300
Total liabilities		98,128,259

Net Assets		$ 2,048,406,283
Net Assets consist of:
Paid in capital		$ 2,060,189,682
Undistributed net investment income		15,888,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,361,720
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(33,033,708)
Net Assets		$ 2,048,406,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($427,054,671 ÷ 31,107,139 shares)	$ 13.73

Maximum offering price per share (100/96.00 of $13.73)	$ 14.30
Class T: Net Asset Value and redemption price per share ($111,331,154 ÷ 8,142,650 shares)	$ 13.67

Maximum offering price per share (100/96.00 of $13.67)	$ 14.24
Class B: Net Asset Value and offering price per share ($12,562,798 ÷ 904,541 shares)A	$ 13.89

Class C: Net Asset Value and offering price per share ($197,091,891 ÷ 14,257,721 shares)A	$ 13.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,300,365,769 ÷ 96,457,261 shares)	$ 13.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,148,676
Interest		62,000,261
Income from Fidelity Central Funds		184,401
Total income		63,333,338

Expenses
Management fee	$ 7,644,662
Transfer agent fees	1,843,743
Distribution and service plan fees	1,964,150
Accounting and security lending fees	505,958
Custodian fees and expenses	115,084
Independent trustees' compensation	7,018
Registration fees	173,452
Audit	43,347
Legal	2,204
Miscellaneous	10,824
Total expenses before reductions	12,310,442
Expense reductions	(34,517)	12,275,925
Net investment income (loss)		51,057,413
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,641,369
Foreign currency transactions	(214,617)
Total net realized gain (loss)		7,426,752
Change in net unrealized appreciation (depreciation) on: Investment securities	(247,154,286)
Assets and liabilities in foreign currencies	(400,147)
Total change in net unrealized appreciation (depreciation)		(247,554,433)
Net gain (loss)		(240,127,681)
Net increase (decrease) in net assets resulting from operations		$ (189,070,268)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,057,413	$ 75,826,117
Net realized gain (loss)	7,426,752	41,732,855
Change in net unrealized appreciation (depreciation)	(247,554,433)	165,944,115
Net increase (decrease) in net assets resulting from operations	(189,070,268)	283,503,087
Distributions to shareholders from net investment income	(46,451,158)	(68,618,291)
Distributions to shareholders from net realized gain	(11,835,432)	(32,538,399)
Total distributions	(58,286,590)	(101,156,690)
Share transactions - net increase (decrease)	67,964,130	900,149,358
Redemption fees	254,860	249,805
Total increase (decrease) in net assets	(179,137,868)	1,082,745,560

Net Assets
Beginning of period	2,227,544,151	1,144,798,591
End of period (including undistributed net investment income of $15,888,589 and undistributed net investment income of $11,282,334, respectively)	$ 2,048,406,283	$ 2,227,544,151

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.30	$ 13.55	$ 13.32	$ 12.76	$ 9.51	$ 12.32
Income from Investment Operations
Net investment income (loss) E	.322	.668	.726	.717	.950	.675
Net realized and unrealized gain (loss)	(1.529)	1.920	.256	.568	3.126	(2.793)
Total from investment operations	(1.207)	2.588	.982	1.285	4.076	(2.118)
Distributions from net investment income	(.289)	(.603)	(.698)	(.670)	(.814)	(.664)
Distributions from net realized gain	(.076)	(.237)	(.057)	(.060)	(.015)	(.030)
Total distributions	(.365)	(.840)	(.755)	(.730)	(.829)	(.694)
Redemption fees added to paid in capital E	.002	.002	.003	.005	.003	.002
Net asset value, end of period	$ 13.73	$ 15.30	$ 13.55	$ 13.32	$ 12.76	$ 9.51
Total Return B, C, D	(8.02)%	19.54%	7.59%	10.28%	44.11%	(17.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.18%	1.19%	1.24%	1.29%	1.32%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.18% A	1.18%	1.18%	1.20%	1.20%	1.20%
Net investment income (loss)	4.37% A	4.59%	5.40%	5.40%	8.13%	5.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427,054	$ 480,718	$ 309,900	$ 310,674	$ 167,196	$ 60,543
Portfolio turnover rate G	153% A	87%	133%	96%	123%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.24	$ 13.50	$ 13.28	$ 12.71	$ 9.48	$ 12.28
Income from Investment Operations
Net investment income (loss) E	.320	.662	.721	.714	.924	.676
Net realized and unrealized gain (loss)	(1.528)	1.914	.249	.581	3.132	(2.784)
Total from investment operations	(1.208)	2.576	.970	1.295	4.056	(2.108)
Distributions from net investment income	(.288)	(.601)	(.696)	(.670)	(.814)	(.664)
Distributions from net realized gain	(.076)	(.237)	(.057)	(.060)	(.015)	(.030)
Total distributions	(.364)	(.838)	(.753)	(.730)	(.829)	(.694)
Redemption fees added to paid in capital E	.002	.002	.003	.005	.003	.002
Net asset value, end of period	$ 13.67	$ 15.24	$ 13.50	$ 13.28	$ 12.71	$ 9.48
Total Return B, C, D	(8.06)%	19.51%	7.52%	10.41%	44.04%	(17.80)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.20%	1.21%	1.24%	1.30%	1.32%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.19% A	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	4.35% A	4.57%	5.39%	5.40%	8.13%	5.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,331	$ 138,448	$ 104,920	$ 114,786	$ 106,446	$ 87,427
Portfolio turnover rate G	153% A	87%	133%	96%	123%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 13.69	$ 13.46	$ 12.88	$ 9.60	$ 12.42
Income from Investment Operations
Net investment income (loss) E	.273	.569	.639	.637	.861	.609
Net realized and unrealized gain (loss)	(1.544)	1.944	.248	.580	3.169	(2.812)
Total from investment operations	(1.271)	2.513	.887	1.217	4.030	(2.203)
Distributions from net investment income	(.235)	(.498)	(.603)	(.582)	(.738)	(.589)
Distributions from net realized gain	(.076)	(.237)	(.057)	(.060)	(.015)	(.030)
Total distributions	(.311)	(.735)	(.660)	(.642)	(.753)	(.619)
Redemption fees added to paid in capital E	.002	.002	.003	.005	.003	.002
Net asset value, end of period	$ 13.89	$ 15.47	$ 13.69	$ 13.46	$ 12.88	$ 9.60
Total Return B, C, D	(8.33)%	18.71%	6.77%	9.63%	43.08%	(18.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.89%	1.90%	1.93%	1.97%	1.97%
Expenses net of fee waivers, if any	1.90% A	1.89%	1.87%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.90% A	1.89%	1.87%	1.85%	1.85%	1.85%
Net investment income (loss)	3.65% A	3.87%	4.71%	4.75%	7.48%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,563	$ 18,474	$ 18,427	$ 21,843	$ 18,398	$ 14,324
Portfolio turnover rate G	153% A	87%	133%	96%	123%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 13.64	$ 13.40	$ 12.83	$ 9.56	$ 12.37
Income from Investment Operations
Net investment income (loss) E	.268	.564	.630	.622	.867	.594
Net realized and unrealized gain (loss)	(1.541)	1.925	.262	.572	3.142	(2.798)
Total from investment operations	(1.273)	2.489	.892	1.194	4.009	(2.204)
Distributions from net investment income	(.233)	(.494)	(.598)	(.569)	(.727)	(.578)
Distributions from net realized gain	(.076)	(.237)	(.057)	(.060)	(.015)	(.030)
Total distributions	(.309)	(.731)	(.655)	(.629)	(.742)	(.608)
Redemption fees added to paid in capital E	.002	.002	.003	.005	.003	.002
Net asset value, end of period	$ 13.82	$ 15.40	$ 13.64	$ 13.40	$ 12.83	$ 9.56
Total Return B, C, D	(8.38)%	18.59%	6.83%	9.48%	43.02%	(18.37)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.92%	1.93%	1.96%	2.02%	2.06%
Expenses net of fee waivers, if any	1.93% A	1.92%	1.92%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.93% A	1.92%	1.92%	1.95%	1.95%	1.95%
Net investment income (loss)	3.62% A	3.84%	4.66%	4.65%	7.38%	5.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,092	$ 213,626	$ 126,005	$ 124,907	$ 63,669	$ 22,464
Portfolio turnover rate G	153% A	87%	133%	96%	123%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.03	$ 13.33	$ 13.12	$ 12.57	$ 9.39	$ 12.16
Income from Investment Operations
Net investment income (loss) D	.337	.701	.753	.743	.990	.695
Net realized and unrealized gain (loss)	(1.503)	1.881	.249	.568	3.044	(2.745)
Total from investment operations	(1.166)	2.582	1.002	1.311	4.034	(2.050)
Distributions from net investment income	(.310)	(.647)	(.738)	(.706)	(.842)	(.692)
Distributions from net realized gain	(.076)	(.237)	(.057)	(.060)	(.015)	(.030)
Total distributions	(.386)	(.884)	(.795)	(.766)	(.857)	(.722)
Redemption fees added to paid in capital D	.002	.002	.003	.005	.003	.002
Net asset value, end of period	$ 13.48	$ 15.03	$ 13.33	$ 13.12	$ 12.57	$ 9.39
Total Return B, C	(7.90)%	19.84%	7.88%	10.67%	44.29%	(17.52)%
Ratios to Average Net Assets E, G
Expenses before reductions	.89% A	.89%	.89%	.92%	.97%	1.02%
Expenses net of fee waivers, if any	.89% A	.89%	.89%	.92%	.95%	.95%
Expenses net of all reductions	.89% A	.89%	.89%	.92%	.95%	.95%
Net investment income (loss)	4.66% A	4.88%	5.70%	5.68%	8.38%	6.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,300,366	$ 1,376,278	$ 585,546	$ 489,838	$ 204,663	$ 32,947
Portfolio turnover rate F	153% A	87%	133%	96%	123%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 58,570,303
Gross unrealized depreciation	(81,447,421)
Net unrealized appreciation (depreciation) on securities and other investments	$ (22,877,118)

Tax cost	$ 2,096,288,546

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,360,799,055 and $1,258,124,997, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 611,366	$ 34,188
Class T	-%	.25%	168,106	2,224
Class B	.65%	.25%	74,715	54,756
Class C	.75%	.25%	1,109,963	376,216
			$ 1,964,150	$ 467,384

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53,176
Class T	7,113
Class B*	10,766
Class C*	24,174
$ 95,229

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 443,635.18
Class T	133,346.20
Class B	21,279.26
Class C	197,657.18
Institutional Class	1,047,826.15
	$ 1,843,743

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $47 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,868 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $68,463. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense
	Limitations	Reimbursement
Class B	1.90%	$ 914

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $32,280 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,323.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ 9,495,884	$ 15,676,894
Class T	2,610,152	4,950,246
Class B	258,698	627,179
Class C	3,446,796	5,515,543
Institutional Class	30,639,628	41,848,429
Total	$ 46,451,158	$ 68,618,291
From net realized gain
Class A	$ 2,512,182	$ 7,100,049
Class T	702,231	2,083,077
Class B	88,733	287,116
Class C	1,127,536	3,097,150
Institutional Class	7,404,750	19,971,007
Total	$ 11,835,432	$ 32,538,399

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class A
Shares sold	7,347,695	15,721,662	$ 110,168,212	$ 229,826,711
Reinvestment of distributions	662,324	1,278,849	9,781,287	18,882,099
Shares redeemed	(8,320,517)	(8,453,919)	(121,576,756)	(121,945,548)
Net increase (decrease)	(310,498)	8,546,592	$ (1,627,257)	$ 126,763,262
Class T
Shares sold	988,743	2,530,723	$ 14,790,538	$ 36,981,180
Reinvestment of distributions	196,581	417,765	2,893,742	6,134,738
Shares redeemed	(2,127,094)	(1,636,381)	(30,752,881)	(23,728,350)
Net increase (decrease)	(941,770)	1,312,107	$ (13,068,601)	$ 19,387,568
Class B
Shares sold	57,209	151,696	$ 873,935	$ 2,257,860
Reinvestment of distributions	17,619	47,756	264,005	709,757
Shares redeemed	(364,094)	(351,266)	(5,388,361)	(5,157,858)
Net increase (decrease)	(289,266)	(151,814)	$ (4,250,421)	$ (2,190,241)
Class C
Shares sold	2,850,626	6,029,109	$ 43,203,114	$ 88,924,313
Reinvestment of distributions	251,732	469,415	3,745,788	6,993,519
Shares redeemed	(2,712,830)	(1,871,523)	(39,937,749)	(27,496,355)
Net increase (decrease)	389,528	4,627,001	$ 7,011,153	$ 68,421,477
Institutional Class
Shares sold	26,320,541	60,775,199	$ 386,541,336	$ 876,715,975
Reinvestment of distributions	1,428,296	2,225,793	20,705,470	32,473,671
Shares redeemed	(22,844,690)	(15,386,068)	(327,347,550)	(221,422,354)
Net increase (decrease)	4,904,147	47,614,924	$ 79,899,256	$ 687,767,292

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EMI-USAN-0813
1.787773.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Class A	1.18%
Actual		$ 1,000.00	$ 919.80	$ 5.62
HypotheticalA		$ 1,000.00	$ 1,018.94	$ 5.91
Class T	1.20%
Actual		$ 1,000.00	$ 919.40	$ 5.71
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class B	1.90%
Actual		$ 1,000.00	$ 916.70	$ 9.03
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.93%
Actual		$ 1,000.00	$ 916.20	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Institutional Class	.89%
Actual		$ 1,000.00	$ 921.00	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	10.9	13.2
Mexico	7.6	6.6
Russia	5.8	5.0
Netherlands	5.1	3.3
Indonesia	4.6	3.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2013
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Petroleos de Venezuela SA	6.5	6.1
Russian Federation	5.5	4.8
Petroleos Mexicanos	4.4	2.4
Venezuelan Republic	4.4	7.1
Turkish Republic	3.4	7.6
	24.2
Asset Allocation (% of fund's net assets)
As of June 30, 2013	As of December 31, 2012
Corporate Bonds 36.5%	Corporate Bonds 28.1%
Government Obligations 54.2%	Government Obligations 58.1%
Stocks 0.1%	Stocks 0.5%
Preferred Securities 0.4%	Preferred Securities 0.2%
Investment Companies 1.8%	Investment Companies 3.3%
Short-Term Investments and Net Other Assets (Liabilities) 7.0%	Short-Term Investments and Net Other Assets (Liabilities) 9.8%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.5%
		Principal Amount (d)	Value
Bahamas (Nassau) - 0.1%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (g)		$ 1,495,000	$ 1,495,000
Bailiwick of Jersey - 0.2%
Polyus Gold International Ltd. 5.625% 4/29/20 (g)		4,730,000	4,493,500
Brazil - 0.8%
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (g)		7,295,000	7,951,550
Brasil Foods SA 7.75% 5/22/18 (g)	BRL	5,035,000	1,951,857
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (g)		6,980,000	7,294,100
TOTAL BRAZIL			17,197,507
British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	4,795,000	2,154,296
Magnesita Finance Ltd. 8.625% (g)(h)		5,000,000	4,950,000
TOTAL BRITISH VIRGIN ISLANDS			7,104,296
Canada - 0.3%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (g)		6,290,000	6,667,400
Cayman Islands - 3.2%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. 9.5% 11/12/20 (g)		2,400,000	2,532,000
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)		18,160,000	18,886,400
Odebrecht Finance Ltd. 7.5% (g)(h)		11,871,000	11,752,290
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,595,000	5,621,263
5.75% 1/20/20		3,075,000	3,199,162
6.75% 1/27/41		12,655,000	12,598,053
8.375% 12/10/18		9,781,000	11,573,368
TOTAL CAYMAN ISLANDS			66,162,536
Chile - 0.3%
Empresa Nacional de Petroleo 5.25% 8/10/20 (Reg. S)		5,440,000	5,517,515
Costa Rica - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (g)		2,189,000	2,298,450
Georgia - 1.0%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (g)		10,765,000	11,195,600
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		6,265,000	6,233,675
JSC Georgian Railway 7.75% 7/11/22 (g)		2,385,000	2,575,800
TOTAL GEORGIA			20,005,075
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Hungary - 0.1%
Magyar Export-Import Bank 5.5% 2/12/18 (g)		$ 1,895,000	$ 1,871,313
Indonesia - 1.6%
Indonesia Eximbank 3.75% 4/26/17 (Reg. S)		4,110,000	4,048,350
PT Adaro Indonesia 7.625% 10/22/19 (g)		3,355,000	3,522,750
PT Pertamina Persero:
4.3% 5/20/23 (g)		6,275,000	5,773,000
4.875% 5/3/22 (g)		6,390,000	6,118,425
5.25% 5/23/21 (g)		3,890,000	3,851,100
6% 5/3/42 (g)		5,115,000	4,782,525
6.5% 5/27/41 (g)		1,791,000	1,728,315
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		2,120,000	2,077,600
TOTAL INDONESIA			31,902,065
Ireland - 1.7%
CBOM Finance PLC 8.25% 8/5/14		3,460,000	3,577,640
MTS International Funding Ltd. 5% 5/30/23 (g)		2,810,000	2,690,575
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		6,110,000	6,323,850
SCF Capital Ltd. 5.375% 10/27/17 (g)		7,930,000	7,692,100
Vnesheconombank Via VEB Finance PLC:
5.45% 11/22/17 (g)		2,110,000	2,196,932
6.025% 7/5/22 (g)		3,660,000	3,765,042
6.8% 11/22/25 (g)		3,330,000	3,558,771
6.902% 7/9/20 (g)		4,760,000	5,224,100
TOTAL IRELAND			35,029,010
Israel - 0.7%
Israel Electric Corp. Ltd.:
5.625% 6/21/18 (g)		3,960,000	4,068,900
6.7% 2/10/17 (g)		9,030,000	9,481,500
TOTAL ISRAEL			13,550,400
Kazakhstan - 1.9%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		5,045,000	4,439,600
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		2,105,000	1,926,075
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		4,970,000	4,567,927
5.75% 4/30/43 (g)		9,940,000	8,777,020
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Kazakhstan - continued
KazMunaiGaz Finance Sub BV 7% 5/5/20 (g)		$ 6,370,000	$ 7,198,100
Zhaikmunai International BV 7.125% 11/13/19 (g)		12,320,000	12,320,000
TOTAL KAZAKHSTAN			39,228,722
Luxembourg - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		2,895,000	3,010,800
Cosan Luxembourg SA 9.5% 3/14/18 (g)	BRL	13,290,000	5,665,679
EVRAZ Group SA 6.5% 4/22/20 (g)		3,705,000	3,343,763
Gaz Capital SA (Luxembourg):
6.212% 11/22/16 (Issued by Gazprom OAO for Gaz Capital SA) (g)		2,720,000	2,943,040
9.25% 4/23/19 (g)		2,640,000	3,194,400
OJSC Russian Agricultural Bank 6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		3,580,000	3,785,850
RSHB Capital SA:
5.298% 12/27/17 (g)		13,435,000	13,686,235
6% 6/3/21 (g)(i)		2,365,000	2,344,188
TOTAL LUXEMBOURG			37,973,955
Mexico - 5.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	262,600,000	19,358,402
Comision Federal de Electricid 4.875% 5/26/21 (g)		2,645,000	2,697,900
Petroleos Mexicanos:
3.5% 1/30/23 (g)		3,500,000	3,228,750
4.875% 1/24/22		18,975,000	19,259,625
5.5% 1/21/21		8,625,000	9,241,688
5.5% 6/27/44		12,245,000	11,051,113
5.5% 6/27/44 (g)		4,550,000	4,101,825
6% 3/5/20		6,015,000	6,646,575
6.5% 6/2/41		8,935,000	9,225,388
6.625% (g)(h)		10,485,000	10,668,488
8% 5/3/19		13,730,000	16,750,600
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		2,780,000	2,925,950
TOTAL MEXICO			115,156,304
Netherlands - 4.9%
Access Finance BV 7.25% 7/25/17 (g)		4,855,000	4,782,175
Bulgaria Steel Finance BV 12% 5/4/49 unit (c)	EUR	600,000	7,810
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		3,335,000	3,518,425
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,904,000	4,196,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (g)		$ 2,445,000	$ 2,658,938
6.95% 7/10/42 (g)		2,440,000	2,479,772
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		5,615,000	6,064,200
9.125% 7/2/18 (g)		5,865,000	7,008,675
11.75% 1/23/15 (g)		11,065,000	12,531,113
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,930,000	2,123,000
7.75% 1/20/20 (g)		4,750,000	5,272,500
7.875% 6/29/37 (Reg. S)		2,065,000	2,395,400
8% 8/7/19 (g)		3,865,000	4,348,125
Petrobras Global Finance BV:
2.4141% 1/15/19 (i)		33,620,000	32,745,880
4.375% 5/20/23		3,815,000	3,477,754
VimpelCom Holdings BV:
5.2% 2/13/19 (g)		4,400,000	4,268,000
9% 2/13/18 (g)	RUB	106,100,000	3,204,999
TOTAL NETHERLANDS			101,083,566
Paraguay - 0.2%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (g)		3,140,000	3,234,200
Peru - 0.5%
Alicorp SA 3.875% 3/20/23 (g)		2,435,000	2,252,375
Corporacion Azucarera del Peru SA 6.375% 8/2/22 (g)		2,530,000	2,466,750
Corporacion Lindley SA 4.625% 4/12/23 (g)		1,985,000	1,855,975
Gas Nat de Lima Y Callao SA 4.375% 4/1/23 (g)		2,445,000	2,212,725
Transportadora de Gas Del Peru 4.25% 4/30/28 (g)		2,480,000	2,219,600
TOTAL PERU			11,007,425
Philippines - 0.5%
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		3,751,000	4,444,935
7.39% 12/2/24 (g)		4,300,000	5,203,000
TOTAL PHILIPPINES			9,647,935
Russia - 0.3%
Far Eastern Shipping Co. 8% 5/2/18 (g)		3,745,000	3,398,588
MTS International Funding Ltd. 8.625% 6/22/20 (g)		2,620,000	3,078,500
TOTAL RUSSIA			6,477,088
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
South Africa - 0.4%
Eskom Holdings Ltd. 5.75% 1/26/21 (Reg. S)		$ 7,480,000	$ 7,405,200
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (g)		5,195,000	5,337,863
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		5,830,000	7,258,350
Turkey - 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S 3.375% 11/1/22 (g)		1,310,000	1,159,350
Arcelik A/S 5% 4/3/23 (g)		8,585,000	7,726,500
TOTAL TURKEY			8,885,850
Ukraine - 0.2%
Ukraine Financing of Infrastructure Projects State Enterprise 9% 12/7/17 (g)		3,610,000	3,357,300
United Kingdom - 0.6%
Afren PLC 11.5% 2/1/16 (g)		1,520,000	1,672,000
Biz Finance PLC:
8.375% 4/27/15 (Reg. S)		2,505,000	2,423,588
8.75% 1/22/18 (State Export-Import Bank of Ukraine JSC for Biz Finance PLC)(Reg. S)		2,430,000	2,162,700
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		3,260,000	3,048,100
Shortline PLC 9.5% 5/21/18 (g)		2,510,000	2,290,375
TOTAL UNITED KINGDOM			11,596,763
United States of America - 1.6%
Pemex Project Funding Master Trust:
5.75% 3/1/18		1,310,000	1,444,275
6.625% 6/15/35		13,665,000	14,484,900
6.625% 6/15/38		1,905,000	1,995,488
8.625% 2/1/22		8,763,000	10,406,063
Severstal Columbus LLC 10.25% 2/15/18		3,725,000	3,939,188
TOTAL UNITED STATES OF AMERICA			32,269,914
Venezuela - 6.5%
Petroleos de Venezuela SA:
4.9% 10/28/14		36,660,000	34,277,100
5.25% 4/12/17		10,900,000	8,758,150
5.375% 4/12/27		12,040,000	7,224,000
5.5% 4/12/37		6,215,000	3,589,163
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (g)		$ 64,935,000	$ 59,090,850
9% 11/17/21 (Reg. S)		13,550,000	11,382,000
9.75% 5/17/35 (g)		7,205,000	5,691,950
12.75% 2/17/22 (g)		3,320,000	3,344,900
TOTAL VENEZUELA			133,358,113
TOTAL NONCONVERTIBLE BONDS (Cost $766,704,158)			746,572,615
Government Obligations - 55.3%

Argentina - 0.3%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,669,351	2,054,836
2.5% 12/31/38 (e)		3,965,000	1,278,713
7% 10/3/15		2,645,000	2,241,638
8.75% 6/2/17		1,595,000	1,208,213
TOTAL ARGENTINA			6,783,400
Aruba - 0.3%
Aruba Government 4.625% 9/14/23 (g)		5,970,000	5,611,800
Azerbaijan - 0.3%
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		3,710,000	3,357,550
5.45% 2/9/17 (Reg. S)		3,600,000	3,708,000
TOTAL AZERBAIJAN			7,065,550
Bahamas (Nassau) - 0.3%
Bahamian Republic 6.95% 11/20/29 (g)		4,635,000	5,330,250
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (g)		5,982,000	5,982,000
7.25% 12/15/21 (g)		3,982,000	4,021,820
TOTAL BARBADOS			10,003,820
Government Obligations - continued
		Principal Amount (d)	Value
Belarus - 1.3%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 19,070,000	$ 18,974,650
8.95% 1/26/18		8,510,000	8,488,725
TOTAL BELARUS			27,463,375
Belize - 0.1%
Belize Government 5% 2/20/38 (e)(g)		3,696,600	2,217,960
Bermuda - 0.6%
Bermuda Government:
4.138% 1/3/23 (g)		4,840,000	4,682,700
5.603% 7/20/20 (g)		6,303,000	6,759,968
TOTAL BERMUDA			11,442,668
Bolivia - 0.1%
Plurinational State of Bolivia 4.875% 10/29/22 (g)		2,070,000	1,914,750
Brazil - 1.6%
Brazilian Federative Republic:
5.625% 1/7/41		2,505,000	2,486,213
8.25% 1/20/34		3,730,000	4,942,250
10.125% 5/15/27		7,760,000	12,086,200
12.25% 3/6/30		7,340,000	12,569,750
TOTAL BRAZIL			32,084,413
Cayman Islands - 0.3%
Cayman Island Government 5.95% 11/24/19 (g)		5,530,000	6,083,000
Colombia - 1.1%
Colombian Republic:
4.375% 7/12/21		5,220,000	5,415,750
6.125% 1/18/41		1,940,000	2,153,400
7.375% 9/18/37		4,410,000	5,578,650
8.125% 5/21/24		2,130,000	2,769,000
11.75% 2/25/20		4,793,000	7,057,693
TOTAL COLOMBIA			22,974,493
Congo - 0.9%
Congo Republic 3% 6/30/29 (e)		20,526,688	17,447,685
Costa Rica - 0.7%
Costa Rican Republic:
(Reg.S) 8.28% 3/19/14	CRC	1,829,180,000	3,725,160
4.25% 1/26/23 (g)		5,520,000	5,064,600
Government Obligations - continued
		Principal Amount (d)	Value
Costa Rica - continued
Costa Rican Republic: - continued
4.375% 4/30/25 (g)		$ 2,850,000	$ 2,607,750
5.625% 4/30/43 (g)		2,355,000	2,166,600
TOTAL COSTA RICA			13,564,110
Croatia - 1.4%
Croatia Republic:
5.5% 4/4/23 (g)		6,300,000	6,111,000
6.25% 4/27/17 (g)		13,680,000	14,312,016
6.625% 7/14/20 (g)		7,825,000	8,255,375
TOTAL CROATIA			28,678,391
Dominican Republic - 1.0%
Dominican Republic:
5.875% 4/18/24 (g)		12,210,000	11,782,650
7.5% 5/6/21 (g)		3,185,000	3,423,875
9.04% 1/23/18 (g)		4,153,312	4,506,344
TOTAL DOMINICAN REPUBLIC			19,712,869
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (g)		3,135,000	3,229,050
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (g)		3,440,000	3,680,800
Guatemala - 0.3%
Guatemalan Republic:
4.875% 2/13/28 (g)		2,905,000	2,614,500
5.75% 6/6/22 (g)		4,230,000	4,230,000
TOTAL GUATEMALA			6,844,500
Honduras - 0.1%
Republic of Honduras 7.5% 3/15/24 (g)		2,920,000	2,569,600
Hungary - 1.8%
Hungarian Republic:
4.125% 2/19/18		5,209,000	5,059,241
4.75% 2/3/15		5,630,000	5,714,450
5.375% 2/21/23		6,578,000	6,331,325
6.25% 1/29/20		5,224,000	5,459,080
6.375% 3/29/21		8,479,000	8,818,160
7.625% 3/29/41		5,828,000	6,084,432
TOTAL HUNGARY			37,466,688
Government Obligations - continued
		Principal Amount (d)	Value
Iceland - 0.8%
Republic of Iceland:
4.875% 6/16/16 (g)		$ 5,520,000	$ 5,727,000
5.875% 5/11/22 (g)		10,605,000	11,294,325
TOTAL ICELAND			17,021,325
Indonesia - 3.0%
Indonesian Republic:
3.375% 4/15/23 (g)		7,445,000	6,644,663
3.75% 4/25/22 (g)		4,550,000	4,220,125
4.875% 5/5/21 (g)		13,510,000	13,847,750
5.875% 3/13/20 (g)		8,000,000	8,620,000
6.875% 1/17/18 (g)		3,275,000	3,676,188
7.75% 1/17/38 (g)		2,950,000	3,643,250
8.5% 10/12/35 (g)		6,355,000	8,325,050
11.625% 3/4/19 (g)		8,745,000	11,893,200
TOTAL INDONESIA			60,870,226
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		17,660,000	14,481,200
Israel - 0.2%
Israeli State 4.5% 1/30/43		5,190,000	4,606,125
Ivory Coast - 0.7%
Ivory Coast 7.1% 12/31/32 (e)		16,565,000	13,666,125
Jamaica - 0.2%
Jamaican Government:
8% 6/24/19		3,035,000	2,913,600
8% 3/15/39		2,325,000	2,046,000
TOTAL JAMAICA			4,959,600
Jordan - 0.3%
Jordanian Kingdom 3.875% 11/12/15		6,885,000	6,764,513
Latvia - 0.4%
Latvian Republic:
2.75% 1/12/20 (g)		6,015,000	5,571,695
5.25% 6/16/21 (g)		3,300,000	3,506,250
TOTAL LATVIA			9,077,945
Lebanon - 2.7%
Lebanese Republic:
4% 12/31/17		3,834,000	3,718,980
Government Obligations - continued
		Principal Amount (d)	Value
Lebanon - continued
Lebanese Republic: - continued
4.9947% to 5.3554% 8/29/13 to 3/20/14	LBP	21,925,905,000	$ 14,052,777
5.15% 11/12/18		2,345,000	2,239,475
5.45% 11/28/19		15,630,000	14,223,300
6.1% 10/4/22		5,460,000	5,200,650
8.25% 4/12/21 (Reg.S)		2,155,000	2,316,625
8.5% 8/6/15		1,745,000	1,854,063
8.5% 1/19/16 (Reg. S)		2,760,000	2,939,400
9% 3/20/17		2,535,000	2,772,783
11.625% 5/11/16 (Reg. S)		4,345,000	5,083,650
TOTAL LEBANON			54,401,703
Lithuania - 1.0%
Lithuanian Republic:
6.125% 3/9/21 (g)		4,510,000	5,026,666
6.625% 2/1/22 (g)		5,960,000	6,839,100
7.375% 2/11/20 (g)		7,950,000	9,440,625
TOTAL LITHUANIA			21,306,391
Mexico - 2.0%
United Mexican States:
4.75% 3/8/44		5,842,000	5,287,010
5.125% 1/15/20		5,102,000	5,624,955
5.95% 3/19/19		5,734,000	6,562,563
6.05% 1/11/40		5,246,000	5,770,600
6.75% 9/27/34		6,585,000	7,803,225
8.3% 8/15/31		2,330,000	3,192,100
11.5% 5/15/26		3,595,000	5,904,788
TOTAL MEXICO			40,145,241
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (g)		3,665,000	3,243,525
5.5% 12/11/42 (g)		2,725,000	2,275,375
TOTAL MOROCCO			5,518,900
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (g)		2,512,000	2,523,731
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,215,000	3,303,413
Government Obligations - continued
		Principal Amount (d)	Value
Nigeria - 0.6%
Republic of Nigeria:
4% 4/23/15	NGN	232,165,000	$ 1,205,321
6.75% 1/28/21 (g)		1,595,000	1,666,775
10.65% to 12.65% 1/9/14 to 2/6/14	NGN	1,638,945,000	9,337,179
TOTAL NIGERIA			12,209,275
Panama - 0.7%
Panamanian Republic:
4.3% 4/29/53		6,285,000	4,980,863
7.125% 1/29/26		2,870,000	3,508,575
8.875% 9/30/27		3,969,000	5,477,220
TOTAL PANAMA			13,966,658
Peru - 1.0%
Peruvian Republic:
7.35% 7/21/25		6,340,000	8,020,100
8.75% 11/21/33		9,245,000	13,405,250
TOTAL PERU			21,425,350
Philippines - 2.4%
Philippine Republic:
5.5% 3/30/26		3,640,000	4,149,600
6.375% 10/23/34		1,320,000	1,577,400
7.75% 1/14/31		8,055,000	10,552,050
9.5% 2/2/30		8,210,000	12,273,950
10.625% 3/16/25		13,615,000	21,511,700
TOTAL PHILIPPINES			50,064,700
Poland - 0.8%
Polish Government:
3% 3/17/23		7,760,000	7,022,800
5% 3/23/22		8,755,000	9,411,625
TOTAL POLAND			16,434,425
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (g)		6,030,000	5,683,275
6.75% 2/7/22 (g)		9,490,000	10,605,075
TOTAL ROMANIA			16,288,350
Government Obligations - continued
		Principal Amount (d)	Value
Russia - 5.5%
Russian Federation:
5.625% 4/4/42 (g)		$ 9,865,000	$ 10,234,938
7.5% 3/31/30 (Reg. S)		56,322,000	65,755,912
11% 7/24/18 (Reg. S)		7,005,000	9,596,850
12.75% 6/24/28 (Reg. S)		16,049,000	28,085,750
TOTAL RUSSIA			113,673,450
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (g)		2,725,000	2,834,000
Serbia - 1.5%
Republic of Serbia:
4.875% 2/25/20 (g)		4,845,000	4,457,400
5.25% 11/21/17 (g)		7,835,000	7,639,125
6.75% 11/1/24 (g)		13,487,523	13,352,647
7.25% 9/28/21 (g)		5,495,000	5,646,113
TOTAL SERBIA			31,095,285
Slovakia - 0.3%
Slovakia Republic 4.375% 5/21/22 (g)		5,145,000	5,273,625
Slovenia - 2.4%
Republic of Slovenia:
4.75% 5/10/18 (g)		3,645,000	3,453,638
5.5% 10/26/22 (g)		34,280,000	31,366,200
5.85% 5/10/23 (g)		15,375,000	14,183,438
TOTAL SLOVENIA			49,003,276
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (g)		4,195,000	3,943,300
6.25% 10/4/20 (g)		5,160,000	5,056,800
6.25% 7/27/21 (g)		3,625,000	3,552,500
7.4% 1/22/15 (g)		1,810,000	1,900,500
TOTAL SRI LANKA			14,453,100
Tanzania - 0.2%
Tanzania United Republic of 6.4499% 3/8/20 (i)		4,160,000	4,180,800
Turkey - 3.4%
Turkish Republic:
5.125% 3/25/22		3,605,000	3,704,138
5.625% 3/30/21		7,860,000	8,410,200
6.25% 9/26/22		7,575,000	8,389,313
Government Obligations - continued
		Principal Amount (d)	Value
Turkey - continued
Turkish Republic: - continued
6.75% 4/3/18		$ 3,930,000	$ 4,421,250
6.75% 5/30/40		3,995,000	4,444,438
6.875% 3/17/36		6,640,000	7,436,800
7% 6/5/20		7,575,000	8,768,063
7.375% 2/5/25		9,005,000	10,760,975
7.5% 11/7/19		5,240,000	6,183,200
8% 2/14/34		2,185,000	2,742,175
11.875% 1/15/30		2,385,000	4,018,725
TOTAL TURKEY			69,279,277
Ukraine - 3.2%
Ukraine Government:
7.5% 4/17/23 (g)		17,925,000	15,774,000
7.75% 9/23/20 (g)		5,515,000	5,018,650
7.8% 11/28/22 (g)		12,815,000	11,469,425
7.95% 6/4/14 (g)		20,260,000	20,108,050
7.95% 2/23/21 (g)		2,405,000	2,200,575
9.25% 7/24/17 (g)		10,945,000	10,904,504
TOTAL UKRAINE			65,475,204
United States of America - 1.1%
U.S. Treasury Bonds 2.875% 5/15/43		26,455,000	23,445,744
Venezuela - 4.4%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		113,320	2,917,990
5.75% 2/26/16 (Reg S.)		7,205,000	6,340,400
6% 12/9/20		5,770,000	4,183,250
7.65% 4/21/25		5,290,000	3,861,700
7.75% 10/13/19 (Reg. S)		8,615,000	7,085,838
8.25% 10/13/24		10,235,000	7,753,013
8.5% 10/8/14		20,315,000	19,959,488
9% 5/7/23 (Reg. S)		6,630,000	5,469,750
9.25% 5/7/28 (Reg. S)		7,150,000	5,755,750
9.375% 1/13/34		4,590,000	3,717,900
10.75% 9/19/13		7,670,000	7,650,825
11.75% 10/21/26 (Reg. S)		7,515,000	7,064,100
11.95% 8/5/31 (Reg. S)		6,875,000	6,462,500
12.75% 8/23/22		1,590,000	1,617,825
TOTAL VENEZUELA			89,840,329
Government Obligations - continued
		Principal Amount (d)	Value
Vietnam - 0.1%
Vietnamese Socialist Republic 6.75% 1/29/20 (g)		$ 1,670,000	$ 1,770,200
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (g)		2,370,000	2,097,450
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,143,773,720)			1,133,626,108
Common Stocks - 0.1%
	Shares
Colombia - 0.0%
Ecopetrol SA ADR	16,000	672,960
United Kingdom - 0.1%
Bank of Georgia Holdings PLC	44,500	1,130,294
TOTAL COMMON STOCKS (Cost $1,822,516)		1,803,254
Investment Companies - 1.8%

United States of America - 1.8%
iShares MSCI Brazil Index ETF	232,200	10,184,292
iShares MSCI Emerging Markets Index ETF (f)	678,800	26,181,316
TOTAL INVESTMENT COMPANIES (Cost $38,518,364)		36,365,608
Preferred Securities - 0.4%
	Principal Amount (d)
Brazil - 0.4%
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)	$ 7,990,000	8,368,283
China - 0.0%
Sinochem Group 5% (e)(g)(h)	610,000	551,118
TOTAL PREFERRED SECURITIES (Cost $9,052,896)		8,919,401
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a)	129,655,142	$ 129,655,142
Fidelity Securities Lending Cash Central Fund, 0.13% (a)(b)	16,469,300	16,469,300
TOTAL MONEY MARKET FUNDS (Cost $146,124,442)		146,124,442
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,105,996,096)		2,073,411,428
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(25,005,145)
NET ASSETS - 100%		$ 2,048,406,283
Currency Abbreviations
BRL	-	Brazilian real
CRC	-	Costa Rican colon
EUR	-	European Monetary Unit
LBP	-	Lebanese pound
MXN	-	Mexican peso
NGN	-	Nigerian naira
RUB	-	Russian ruble
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $879,667,644 or 42.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,938
Fidelity Securities Lending Cash Central Fund	68,463
Total	$ 184,401
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 672,960	$ 672,960	$ -	$ -
Financials	1,130,294	1,130,294	-	-
Corporate Bonds	746,572,615	-	746,564,805	7,810
Government Obligations	1,133,626,108	-	1,133,626,108	-
Investment Companies	36,365,608	36,365,608	-	-
Preferred Securities	8,919,401	-	8,919,401	-
Money Market Funds	146,124,442	146,124,442	-	-
Total Investments in Securities:	$ 2,073,411,428	$ 184,293,304	$ 1,889,110,314	$ 7,810
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	1.1%
AAA,AA,A	6.6%
BBB	40.8%
BB	16.0%
B	20.2%
CCC,CC,C	0.4%
Not Rated	5.9%
Equities	2.0%
Short-Term Investments and Net Other Assets	7.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,154,600) - See accompanying schedule: Unaffiliated issuers (cost $1,959,871,654)	$ 1,927,286,986
Fidelity Central Funds (cost $146,124,442)	146,124,442
Total Investments (cost $2,105,996,096)		$ 2,073,411,428
Cash		28,840,574
Receivable for investments sold		9,079,849
Receivable for fund shares sold		4,369,341
Dividends receivable		637,379
Interest receivable		30,160,952
Distributions receivable from Fidelity Central Funds		20,076
Receivable from investment adviser for expense reductions		439
Other receivables		14,504
Total assets		2,146,534,542

Liabilities
Payable for investments purchased	$ 66,459,847
Payable for fund shares redeemed	10,485,090
Distributions payable	2,715,339
Accrued management fee	1,198,236
Distribution and service plan fees payable	303,036
Other affiliated payables	386,774
Other payables and accrued expenses	110,637
Collateral on securities loaned, at value	16,469,300
Total liabilities		98,128,259

Net Assets		$ 2,048,406,283
Net Assets consist of:
Paid in capital		$ 2,060,189,682
Undistributed net investment income		15,888,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,361,720
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(33,033,708)
Net Assets		$ 2,048,406,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($427,054,671 ÷ 31,107,139 shares)	$ 13.73

Maximum offering price per share (100/96.00 of $13.73)	$ 14.30
Class T: Net Asset Value and redemption price per share ($111,331,154 ÷ 8,142,650 shares)	$ 13.67

Maximum offering price per share (100/96.00 of $13.67)	$ 14.24
Class B: Net Asset Value and offering price per share ($12,562,798 ÷ 904,541 shares)A	$ 13.89

Class C: Net Asset Value and offering price per share ($197,091,891 ÷ 14,257,721 shares)A	$ 13.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,300,365,769 ÷ 96,457,261 shares)	$ 13.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,148,676
Interest		62,000,261
Income from Fidelity Central Funds		184,401
Total income		63,333,338

Expenses
Management fee	$ 7,644,662
Transfer agent fees	1,843,743
Distribution and service plan fees	1,964,150
Accounting and security lending fees	505,958
Custodian fees and expenses	115,084
Independent trustees' compensation	7,018
Registration fees	173,452
Audit	43,347
Legal	2,204
Miscellaneous	10,824
Total expenses before reductions	12,310,442
Expense reductions	(34,517)	12,275,925
Net investment income (loss)		51,057,413
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,641,369
Foreign currency transactions	(214,617)
Total net realized gain (loss)		7,426,752
Change in net unrealized appreciation (depreciation) on: Investment securities	(247,154,286)
Assets and liabilities in foreign currencies	(400,147)
Total change in net unrealized appreciation (depreciation)		(247,554,433)
Net gain (loss)		(240,127,681)
Net increase (decrease) in net assets resulting from operations		$ (189,070,268)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,057,413	$ 75,826,117
Net realized gain (loss)	7,426,752	41,732,855
Change in net unrealized appreciation (depreciation)	(247,554,433)	165,944,115
Net increase (decrease) in net assets resulting from operations	(189,070,268)	283,503,087
Distributions to shareholders from net investment income	(46,451,158)	(68,618,291)
Distributions to shareholders from net realized gain	(11,835,432)	(32,538,399)
Total distributions	(58,286,590)	(101,156,690)
Share transactions - net increase (decrease)	67,964,130	900,149,358
Redemption fees	254,860	249,805
Total increase (decrease) in net assets	(179,137,868)	1,082,745,560

Net Assets
Beginning of period	2,227,544,151	1,144,798,591
End of period (including undistributed net investment income of $15,888,589 and undistributed net investment income of $11,282,334, respectively)	$ 2,048,406,283	$ 2,227,544,151

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.30	$ 13.55	$ 13.32	$ 12.76	$ 9.51	$ 12.32
Income from Investment Operations
Net investment income (loss) E	.322	.668	.726	.717	.950	.675
Net realized and unrealized gain (loss)	(1.529)	1.920	.256	.568	3.126	(2.793)
Total from investment operations	(1.207)	2.588	.982	1.285	4.076	(2.118)
Distributions from net investment income	(.289)	(.603)	(.698)	(.670)	(.814)	(.664)
Distributions from net realized gain	(.076)	(.237)	(.057)	(.060)	(.015)	(.030)
Total distributions	(.365)	(.840)	(.755)	(.730)	(.829)	(.694)
Redemption fees added to paid in capital E	.002	.002	.003	.005	.003	.002
Net asset value, end of period	$ 13.73	$ 15.30	$ 13.55	$ 13.32	$ 12.76	$ 9.51
Total Return B, C, D	(8.02)%	19.54%	7.59%	10.28%	44.11%	(17.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18% A	1.18%	1.19%	1.24%	1.29%	1.32%
Expenses net of fee waivers, if any	1.18% A	1.18%	1.18%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.18% A	1.18%	1.18%	1.20%	1.20%	1.20%
Net investment income (loss)	4.37% A	4.59%	5.40%	5.40%	8.13%	5.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 427,054	$ 480,718	$ 309,900	$ 310,674	$ 167,196	$ 60,543
Portfolio turnover rate G	153% A	87%	133%	96%	123%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.24	$ 13.50	$ 13.28	$ 12.71	$ 9.48	$ 12.28
Income from Investment Operations
Net investment income (loss) E	.320	.662	.721	.714	.924	.676
Net realized and unrealized gain (loss)	(1.528)	1.914	.249	.581	3.132	(2.784)
Total from investment operations	(1.208)	2.576	.970	1.295	4.056	(2.108)
Distributions from net investment income	(.288)	(.601)	(.696)	(.670)	(.814)	(.664)
Distributions from net realized gain	(.076)	(.237)	(.057)	(.060)	(.015)	(.030)
Total distributions	(.364)	(.838)	(.753)	(.730)	(.829)	(.694)
Redemption fees added to paid in capital E	.002	.002	.003	.005	.003	.002
Net asset value, end of period	$ 13.67	$ 15.24	$ 13.50	$ 13.28	$ 12.71	$ 9.48
Total Return B, C, D	(8.06)%	19.51%	7.52%	10.41%	44.04%	(17.80)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.20%	1.21%	1.24%	1.30%	1.32%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.19% A	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	4.35% A	4.57%	5.39%	5.40%	8.13%	5.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 111,331	$ 138,448	$ 104,920	$ 114,786	$ 106,446	$ 87,427
Portfolio turnover rate G	153% A	87%	133%	96%	123%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 13.69	$ 13.46	$ 12.88	$ 9.60	$ 12.42
Income from Investment Operations
Net investment income (loss) E	.273	.569	.639	.637	.861	.609
Net realized and unrealized gain (loss)	(1.544)	1.944	.248	.580	3.169	(2.812)
Total from investment operations	(1.271)	2.513	.887	1.217	4.030	(2.203)
Distributions from net investment income	(.235)	(.498)	(.603)	(.582)	(.738)	(.589)
Distributions from net realized gain	(.076)	(.237)	(.057)	(.060)	(.015)	(.030)
Total distributions	(.311)	(.735)	(.660)	(.642)	(.753)	(.619)
Redemption fees added to paid in capital E	.002	.002	.003	.005	.003	.002
Net asset value, end of period	$ 13.89	$ 15.47	$ 13.69	$ 13.46	$ 12.88	$ 9.60
Total Return B, C, D	(8.33)%	18.71%	6.77%	9.63%	43.08%	(18.29)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.89%	1.90%	1.93%	1.97%	1.97%
Expenses net of fee waivers, if any	1.90% A	1.89%	1.87%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.90% A	1.89%	1.87%	1.85%	1.85%	1.85%
Net investment income (loss)	3.65% A	3.87%	4.71%	4.75%	7.48%	5.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,563	$ 18,474	$ 18,427	$ 21,843	$ 18,398	$ 14,324
Portfolio turnover rate G	153% A	87%	133%	96%	123%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.40	$ 13.64	$ 13.40	$ 12.83	$ 9.56	$ 12.37
Income from Investment Operations
Net investment income (loss) E	.268	.564	.630	.622	.867	.594
Net realized and unrealized gain (loss)	(1.541)	1.925	.262	.572	3.142	(2.798)
Total from investment operations	(1.273)	2.489	.892	1.194	4.009	(2.204)
Distributions from net investment income	(.233)	(.494)	(.598)	(.569)	(.727)	(.578)
Distributions from net realized gain	(.076)	(.237)	(.057)	(.060)	(.015)	(.030)
Total distributions	(.309)	(.731)	(.655)	(.629)	(.742)	(.608)
Redemption fees added to paid in capital E	.002	.002	.003	.005	.003	.002
Net asset value, end of period	$ 13.82	$ 15.40	$ 13.64	$ 13.40	$ 12.83	$ 9.56
Total Return B, C, D	(8.38)%	18.59%	6.83%	9.48%	43.02%	(18.37)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93% A	1.92%	1.93%	1.96%	2.02%	2.06%
Expenses net of fee waivers, if any	1.93% A	1.92%	1.92%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.93% A	1.92%	1.92%	1.95%	1.95%	1.95%
Net investment income (loss)	3.62% A	3.84%	4.66%	4.65%	7.38%	5.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 197,092	$ 213,626	$ 126,005	$ 124,907	$ 63,669	$ 22,464
Portfolio turnover rate G	153% A	87%	133%	96%	123%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.03	$ 13.33	$ 13.12	$ 12.57	$ 9.39	$ 12.16
Income from Investment Operations
Net investment income (loss) D	.337	.701	.753	.743	.990	.695
Net realized and unrealized gain (loss)	(1.503)	1.881	.249	.568	3.044	(2.745)
Total from investment operations	(1.166)	2.582	1.002	1.311	4.034	(2.050)
Distributions from net investment income	(.310)	(.647)	(.738)	(.706)	(.842)	(.692)
Distributions from net realized gain	(.076)	(.237)	(.057)	(.060)	(.015)	(.030)
Total distributions	(.386)	(.884)	(.795)	(.766)	(.857)	(.722)
Redemption fees added to paid in capital D	.002	.002	.003	.005	.003	.002
Net asset value, end of period	$ 13.48	$ 15.03	$ 13.33	$ 13.12	$ 12.57	$ 9.39
Total Return B, C	(7.90)%	19.84%	7.88%	10.67%	44.29%	(17.52)%
Ratios to Average Net Assets E, G
Expenses before reductions	.89% A	.89%	.89%	.92%	.97%	1.02%
Expenses net of fee waivers, if any	.89% A	.89%	.89%	.92%	.95%	.95%
Expenses net of all reductions	.89% A	.89%	.89%	.92%	.95%	.95%
Net investment income (loss)	4.66% A	4.88%	5.70%	5.68%	8.38%	6.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,300,366	$ 1,376,278	$ 585,546	$ 489,838	$ 204,663	$ 32,947
Portfolio turnover rate F	153% A	87%	133%	96%	123%	57%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 58,570,303
Gross unrealized depreciation	(81,447,421)
Net unrealized appreciation (depreciation) on securities and other investments	$ (22,877,118)

Tax cost	$ 2,096,288,546

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,360,799,055 and $1,258,124,997, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 611,366	$ 34,188
Class T	-%	.25%	168,106	2,224
Class B	.65%	.25%	74,715	54,756
Class C	.75%	.25%	1,109,963	376,216
			$ 1,964,150	$ 467,384

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53,176
Class T	7,113
Class B*	10,766
Class C*	24,174
$ 95,229

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 443,635.18
Class T	133,346.20
Class B	21,279.26
Class C	197,657.18
Institutional Class	1,047,826.15
	$ 1,843,743

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $47 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,868 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $68,463. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense
	Limitations	Reimbursement
Class B	1.90%	$ 914

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $32,280 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,323.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2013	Year ended December 31, 2012
From net investment income
Class A	$ 9,495,884	$ 15,676,894
Class T	2,610,152	4,950,246
Class B	258,698	627,179
Class C	3,446,796	5,515,543
Institutional Class	30,639,628	41,848,429
Total	$ 46,451,158	$ 68,618,291
From net realized gain
Class A	$ 2,512,182	$ 7,100,049
Class T	702,231	2,083,077
Class B	88,733	287,116
Class C	1,127,536	3,097,150
Institutional Class	7,404,750	19,971,007
Total	$ 11,835,432	$ 32,538,399

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2013	Year ended December 31, 2012	Six months ended June 30, 2013	Year ended December 31, 2012
Class A
Shares sold	7,347,695	15,721,662	$ 110,168,212	$ 229,826,711
Reinvestment of distributions	662,324	1,278,849	9,781,287	18,882,099
Shares redeemed	(8,320,517)	(8,453,919)	(121,576,756)	(121,945,548)
Net increase (decrease)	(310,498)	8,546,592	$ (1,627,257)	$ 126,763,262
Class T
Shares sold	988,743	2,530,723	$ 14,790,538	$ 36,981,180
Reinvestment of distributions	196,581	417,765	2,893,742	6,134,738
Shares redeemed	(2,127,094)	(1,636,381)	(30,752,881)	(23,728,350)
Net increase (decrease)	(941,770)	1,312,107	$ (13,068,601)	$ 19,387,568
Class B
Shares sold	57,209	151,696	$ 873,935	$ 2,257,860
Reinvestment of distributions	17,619	47,756	264,005	709,757
Shares redeemed	(364,094)	(351,266)	(5,388,361)	(5,157,858)
Net increase (decrease)	(289,266)	(151,814)	$ (4,250,421)	$ (2,190,241)
Class C
Shares sold	2,850,626	6,029,109	$ 43,203,114	$ 88,924,313
Reinvestment of distributions	251,732	469,415	3,745,788	6,993,519
Shares redeemed	(2,712,830)	(1,871,523)	(39,937,749)	(27,496,355)
Net increase (decrease)	389,528	4,627,001	$ 7,011,153	$ 68,421,477
Institutional Class
Shares sold	26,320,541	60,775,199	$ 386,541,336	$ 876,715,975
Reinvestment of distributions	1,428,296	2,225,793	20,705,470	32,473,671
Shares redeemed	(22,844,690)	(15,386,068)	(327,347,550)	(221,422,354)
Net increase (decrease)	4,904,147	47,614,924	$ 79,899,256	$ 687,767,292

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EMII-USAN-0813
1.787774.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2013